Loan ID	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State
160	HO6 Insurance Policy Effective Date is after the Note Date
Acknowledged-This finding is non-material and will be rated as B for all agencies. - Due Diligence Vendor-01/09/2024
Open-HO-6 Insurance Policy Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX - Due Diligence Vendor-12/26/2023
				Acknowledged-This finding is non-material and will be rated as B for all agencies. - Due Diligence Vendor-01/09/2024				CA
161	Missing Post Close Valuation - 1
Resolved- - Due Diligence Vendor-01/09/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-01/08/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. Appeal - Please see Post Close Valuation. - XX - Buyer-01/03/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-12/29/2023

Resolved-  - Due Diligence Vendor-01/09/2024
 Resolved-Document Uploaded.  - Due Diligence Vendor-01/08/2024
 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024

					XXXXXXXXXX_NO_REO_NUMBER.pdf XXXXXXXXXX_AVM.pdf			ME
161	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024

ME
162	RESPA: AfBA Disclosure is Missing
Acknowledged-This finding is non-material and will be rate a B for all agencies. - Due Diligence Vendor-09/26/2024
Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated as B for all agencies. - Due Diligence Vendor-01/02/2024
				Acknowledged-This finding is non-material and will be rate a B for all agencies. - Due Diligence Vendor-09/26/2024				CT
164	Missing Post Close Valuation - 1
Resolved- - Due Diligence Vendor-01/09/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. Appeal - Please see the AVM, dated XX/XX/XXXX, with a value of $XXX,XXX.XX, a variance of -6.8% from the appraised value of $XXX,XXX.XX, affecting the LTV by -2.17% or resulting 31.59%.  - Buyer-01/03/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-12/29/2023
				Resolved- - Due Diligence Vendor-01/09/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024	XXXXXXXXXX_NO_REO_NUMBER.pdf			NY
164	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024

NY
168	RESPA: Toolkit Missing or Incomplete
Resolved-Document Uploaded.  - Due Diligence Vendor-01/05/2024
Resolved-Evidence of Toolkit provided within 3 days of application. Condition cleared. - Due Diligence Vendor-01/05/2024
Ready for Review-Document Uploaded. 1/4/24-Appeal:  Please find the proof of delivery of the toolkit provided the borrower at the time of application. XX - Buyer-01/04/2024
Open-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/28/2023
				Resolved-Document Uploaded. - Due Diligence Vendor-01/05/2024 Resolved-Evidence of Toolkit provided within 3 days of application. Condition cleared. - Due Diligence Vendor-01/05/2024	XXXXXXXXXX_Toolkit.pdf XXXXXXXXXX_Toolkit.pdf			MA
168	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-12/29/2023		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-12/29/2023				MA
169	RESPA: AfBA Disclosure is Missing
Resolved-Document Uploaded.  - Due Diligence Vendor-01/05/2024
Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/05/2024
Ready for Review-Document Uploaded. 1-4-24 APPEAL, Providing a copy of the Lender’s Funding form which states they have no affiliates.  /XX - Buyer-01/04/2024
Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-12/22/2023
				Resolved-Document Uploaded. - Due Diligence Vendor-01/05/2024 Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/05/2024	XXXXXXXXXX_Funding Form.pdf XXXXXXXXXX_Funding Form.pdf			LA
170	RESPA: AfBA Disclosure is Missing
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/28/2023
				Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				CT
170	Missing Post Close Valuation - 1
Resolved- - Due Diligence Vendor-01/09/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/09/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/09/2024
Ready for Review-Document Uploaded. Appeal - See the attached Post Close valuation. - XX - Buyer-01/09/2024
Counter-Document Uploaded. Drive Report is not acceptable secondary valuation to satisfy rating agency requirement. Condition remains. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. Appeal – See the Drive Report dated XX/XX/XXXX, pages 13-20 in support of the value XXX,XXX.XX at origination, as of XX/XX/XXXX with Market Median of XXX,XXX.XX. - XX - Buyer-01/04/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-12/28/2023
				Resolved- - Due Diligence Vendor-01/09/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/09/2024	XXXXXXXXXX_Drive Report.pdf XXXXXXXXXX_Drive Report.pdf XXXXXXXXXX_CDA.pdf XXXXXXXXXX_CDA.pdf			CT
170	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/09/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/09/2024

CT
171	RESPA: AfBA Disclosure is Missing
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Counter-Document Uploaded.  - Due Diligence Vendor-01/18/2024
Counter-Privacy notice provided indicating no affiliates but unable to accept privacy policy in lieu of AFBA due to RESPA definition of affiliate. Condition remains. - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded. 1/17/24 Providing FACTS disclosure.  XX   - Buyer-01/17/2024
Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/26/2023
				Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024	XXXXXXXXXX_ FACTS Disclosure.pdf XXXXXXXXXX_ FACTS Disclosure.pdf			TX
171	TILA: ARM Program Document is Missing or Incomplete
Resolved-ARM disclosure provided. Condition cleared. - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded. 1/17/24 Providing ARM Disclosure.  XX - Buyer-01/17/2024
Open-ARM Disclosure is Missing or Incomplete   - Due Diligence Vendor-12/26/2023
				Resolved-ARM disclosure provided. Condition cleared. - Due Diligence Vendor-01/18/2024	XXXXXXXXXX_ARM Disclosure.pdf XXXXXXXXXX_ARM Disclosure.pdf			TX
172	RESPA: AfBA Disclosure is Missing
Acknowledged-his finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Counter-Privacy notice/FACTS provided indicating no affiliates but unable to accept privacy policy in lieu of AFBA due to RESPA definition of affiliate. Condition remains. - Due Diligence Vendor-01/24/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/24/2024
Ready for Review-Document Uploaded. 01/24/2024 Please find attached documentation. Page 2 of the document confirms that the correspondent lender does not have any affiliates. XX - Buyer-01/24/2024
Counter-Privacy policy provided but unable to accept privacy policy in lieu of AFBA due to RESPA definition of affiliate. Condition remains. - Due Diligence Vendor-01/10/2024
Ready for Review-Document Uploaded. 1.8.23 Appeal attached highlighted disclosure tracking summary, specifically saying no affiliates page4 as per correspondent written policy kindly review and rescind.XX. - Buyer-01/08/2024
Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-12/22/2023
				Acknowledged-his finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024	XXXXXXXXXX_disclosure tracking no affiliants p4.pdf XXXXXXXXXX_Affiliates.pdf XXXXXXXXXX_Affiliates.pdf			TX
173	Missing Post Close Valuation - 1
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/13/2024
Resolved- - Due Diligence Vendor-01/09/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-01/05/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/05/2024
Ready for Review-Document Uploaded. 1/5/24 Appeal:  Please see the uploaded AVM, dated XX/XX/XXXX, with a value of $XXX,XXX.XX, providing a variance of -4.8 % relative to the appraised value of $X,XXX,XXX.XX.  The confidence score is 90%.  EW - Buyer-01/05/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present.   - Due Diligence Vendor-01/02/2024

Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/13/2024
 Resolved-  - Due Diligence Vendor-01/09/2024
 Resolved-Document Uploaded.  - Due Diligence Vendor-01/05/2024
 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/05/2024

					XXXXXXXXXX_AVM.pdf XXXXXXXXXX_AVM.pdf			NY
173	Privacy Notice Required - Missing or Incomplete
Resolved-Privacy Notice provided. Condition cleared. - Due Diligence Vendor-01/05/2024
Ready for Review-Document Uploaded. 01/05/2024 -  Please find the attached page of the Application Package sent to the borrower on XX/XX/XXXX. The Privacy Act Notice is included in the Authorization to Disclose Information document. CK - Buyer-01/05/2024
Open-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-12/27/2023
				Resolved-Privacy Notice provided. Condition cleared. - Due Diligence Vendor-01/05/2024	XXXXXXXXXX_Privacy Notice.pdf			NY
174	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved- - Due Diligence Vendor-01/10/2024
Resolved-Evidence of RESPA 1003 date provided. LE provided within required timeline. Condition cleared. - Due Diligence Vendor-01/10/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/10/2024
Ready for Review-Document Uploaded. 1-9-24 APPEAL, The application effective date is XX/XX/XXXX.  Please see the attached screenshot showing the property ID date did not occur until XX/XX/XXXX, thus, the LE issue date of XX/XX/XXXX is within the required parameter. The LE Required date (highlighted) is the date the six pieces of information are captured and the LE is required to be sent within 3 general business days. /XX - Buyer-01/09/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure. - Due Diligence Vendor-12/27/2023
				Resolved- - Due Diligence Vendor-01/10/2024 Resolved-Evidence of RESPA 1003 date provided. LE provided within required timeline. Condition cleared. - Due Diligence Vendor-01/10/2024	XXXXXXXXXX_Intent to Proceed.pdf XXXXXXXXXX_Intent to Proceed.pdf			FL
174	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-01/04/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-01/04/2024				FL
175	Missing Post Close Valuation - 1
Resolved- - Due Diligence Vendor-01/09/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-01/08/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. 1/8/24 Appeal: Please see the uploaded CDA, dated XX/XX/XXXX, with a value of $XXX,XXX.XX, providing variance of 0% relative to the appraised value of $XXX,XXX.XX.   XX - Buyer-01/08/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present.   - Due Diligence Vendor-01/04/2024

Resolved-  - Due Diligence Vendor-01/09/2024
 Resolved-Document Uploaded.  - Due Diligence Vendor-01/08/2024
 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024

					XXXXXXXXXX_CDA.pdf XXXXXXXXXX_CDA.pdf			WI
175	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/08/2024

WI
179	ECOA: Appraisal Not Provided to Applicant
Resolved-Document Uploaded. Evidence that appraisal provided to borrower in timely manner. Condition cleared. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. 1/8/24-Appeal: Please find the appraisal delivery documentation for this loan attached. XX - Buyer-01/08/2024
Open-ECOA Non-Compliant: Appraisal present; no evidence appraisal was provided to applicant. - Due Diligence Vendor-01/03/2024
				Resolved-Document Uploaded. Evidence that appraisal provided to borrower in timely manner. Condition cleared. - Due Diligence Vendor-01/08/2024	XXXXXXXXXX_Appraisal Delivery.pdf XXXXXXXXXX_Appraisal Delivery.pdf			IN
179	RESPA: Toolkit Missing or Incomplete
Resolved-Document Uploaded. Evidence that Toolkit provided within proper timing requirement. Condition cleared. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. 1/8/2024-Appeal: Please find attached a screenshot from XXXXXX origination system showing when the application package was received and acknowledged by the borrower.  The toolkit disclosure is a part of the application package. XX - Buyer-01/08/2024
Open-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/03/2024
				Resolved-Document Uploaded. Evidence that Toolkit provided within proper timing requirement. Condition cleared. - Due Diligence Vendor-01/08/2024	XXXXXXXXXX_Toolkit.pdf XXXXXXXXXX_Toolkit.pdf			IN
181	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved-Document Uploaded.  - Due Diligence Vendor-01/05/2024
Resolved-Evidence of initial application date of 01/13/2023 provided. Condition cleared. - Due Diligence Vendor-01/05/2024
Ready for Review-Document Uploaded. See LOS LE Required Date attached (also placed in XXXX folder). The system captures the date receipt of the six pieces of information that constitutes an application under TRID are complete and the LE is then required. The application date on this loan was XX/XX/XXXX and the LE required date was XX/XX/XXXX. The LE was issued on the same  day. Note: XX/XX/XXXX URLA was credit only as the property was not identified until XX/XX/XXXX. - Buyer-01/05/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No Cure. - Due Diligence Vendor-12/26/2023
				Resolved-Document Uploaded. - Due Diligence Vendor-01/05/2024 Resolved-Evidence of initial application date of XX/XX/XXXX provided. Condition cleared. - Due Diligence Vendor-01/05/2024	XXXXXXXXXX - LOS LE Required Date.pdf XXXXXXXXXX- LOS LE Required Date.pdf			VA
182	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved-Evidence of RESPA 1003 date of XX/XX/XXXX provided. LE dated within required timing. Condition cleared. - Due Diligence Vendor-01/09/2024
Ready for Review-Document Uploaded. 1.8.24  Appeal.  Please see attached the MX Intent to Proceed verbally given on XX/XX/XXXX by the customer with the LE package having been sent out on XX/XX/XXXX which was within two days of the application date.  Please review and rescind. XX
 - Buyer-01/08/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The initial Loan Estimate is dated (XX/XX/XXXX) and the application date is (XX/XX/XXXX). No Cure.
Missing evidence the lender closed on Saturday:
The application date is (XX/XX/XXXX); however, the initial disclosures were not provided until (XX/XX/XXXX). Provide evidence the lender was not open for business on Saturday for purposes of disclosure timing. Additional conditions may apply. - Due Diligence Vendor-12/28/2023
				Resolved-Evidence of RESPA 1003 date of XX/XX/XXXX provided. LE dated within required timing. Condition cleared. - Due Diligence Vendor-01/09/2024	XXXXXXXXXX_XX Intent to Proceed Pkg.pdf			NM
182	E-Consent documentation on TRID loan is missing for borrower(s)
Resolved-Evidence of EConsent provided. Condition cleared. - Due Diligence Vendor-01/09/2024
Ready for Review-Document Uploaded. 1.8.24 Appeal.  Please see attached screen print from MX showing borrower's E-consent for this loan as requested. XX
 - Buyer-01/08/2024
Open-E-Consent documentation on TRID loan is missing for borrower(s). - Due Diligence Vendor-12/28/2023
				Resolved-Evidence of EConsent provided. Condition cleared. - Due Diligence Vendor-01/09/2024	XXXXXXXXXX_MX EConsent.pdf			NM
183	Federal - Closing Disclosure and Consummation Date
Resolved-Document Uploaded.  - Due Diligence Vendor-01/24/2024
Resolved-Evidence provided that borrowers received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-01/24/2024
Ready for Review-Document Uploaded. 01-24-2024 Appeal.  Please see attached Mortgage Express screen prints in support of dates. The borrower received the CD on XX/XX/XXXX which was sufficient for 3 day closing.  This also requires the understanding of our “After Business Hours” verbiage or policies. The document was generated/created on XX/XX/XXXX but shows with an issue date of XX/XX/XXXX. This is normal for our operations, and you can find the date generated at the bottom of the document. XX - Buyer-01/24/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - Due Diligence Vendor-01/03/2024

Resolved-Document Uploaded.  - Due Diligence Vendor-01/24/2024
 Resolved-Evidence provided that borrowers received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-01/24/2024

					XXXXXXXXXX_XXXXXX Appeal from channel.pdf XXXXXXXXXX_XXXXXX Appeal from channel.pdf			CA
183	Evidence of Property Tax Missing
Resolved-Document Uploaded.  - Due Diligence Vendor-01/17/2024
Resolved-Evidence of property tax amount provided. Condition cleared. - Due Diligence Vendor-01/17/2024
Ready for Review-1/12/24 Appeal.  Evidence of co-borrower's primary residence property tax has been provided under the ATR Risk exception below.  Please advise if verification of prop tax is required under this exception as well.  Thank you, - Buyer-01/12/2024
Counter-Document Uploaded.  - Due Diligence Vendor-01/08/2024
Counter-Tax Cert provided for subject property, but finding is cited for missing verification of property tax amount for co-borrower's primary residence (property 3a on co-borrower's 1003).  Condition remains. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. Appeal - Please see annual taxes for XXX X XXX XXXX XX property.  XX - Buyer-01/05/2024
Open-Missing evidence of Property Taxes for Borrower 2's Primary Residence. - Due Diligence Vendor-01/03/2024
				Resolved-Document Uploaded. - Due Diligence Vendor-01/17/2024 Resolved-Evidence of property tax amount provided. Condition cleared. - Due Diligence Vendor-01/17/2024	XXXXXXXXXX_Tax Cert.pdf XXXXXXXXXX_Tax Cert.pdf XXXXXXXXXX_Prop tax CB primary.pdf			CA
183	ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements
Resolved- - Due Diligence Vendor-01/17/2024
Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-01/17/2024
Ready for Review-Document Uploaded. Appeal:  Attached please find verification of co-borrower's property tax on his primary residence at $XX,XXX.XX annually, which is in line with the liability listed for PITI in debts.  Thank you, - Buyer-01/12/2024
Counter-DTI issue is resolved. Finding to be reviewed pending receipt of missing documentation: missing verification of property tax amount for co-borrower's primary residence (property 3a on co-borrower's 1003). - Due Diligence Vendor-01/10/2024
Ready for Review-Appeal:  It appears the DTI is in line after the savings statement was provided for B2 to show sufficient assets to pay the XXXX account with a balance of $X,XXX.XX under the Audited DTI Exceeds exception below.  Please advise if additional information is required.  Thank you, - Buyer-01/10/2024
Open-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements - Due Diligence Vendor-01/03/2024
				Resolved- - Due Diligence Vendor-01/17/2024 Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-01/17/2024	XXXXXXXXXX_Prop tax CB primary.pdf			CA
183	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 47.32% is less than or equal to AUS DTI of 47.32% - Due Diligence Vendor-01/17/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-01/08/2024
Resolved-Audited DTI of 43.87% is less than or equal to AUS DTI of 47.32% - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. 1/8/24 Appeal:  Attached please find evidence of the co-borrower's savings account with XXXXX via a 3 month history printout showing XXX assets which is sufficient to exclude the XXXX balance of $X,XXX.XX - Buyer-01/08/2024
Open-Audited DTI of 63.85% exceeds AUS DTI of 47.32% . Missing verification of Borrower 2's assets to exclude the monthly payment of the Open 30-Day account reflected on the Credit Report. - Due Diligence Vendor-01/03/2024

Resolved-Audited DTI of 47.32% is less than or equal to AUS DTI of 47.32% - Due Diligence Vendor-01/17/2024
 Resolved-Document Uploaded.  - Due Diligence Vendor-01/08/2024
 Resolved-Audited DTI of 43.87% is less than or equal to AUS DTI of 47.32% - Due Diligence Vendor-01/08/2024

					XXXXXXXXXX_CB Savings.pdf XXXXXXXXXX_CB Savings.pdf			CA
183	Invalid AUS
Resolved-Evidence of sufficient assets provided to exclude Amex balance. DTI within tolerance of AUS. Condition cleared. - Due Diligence Vendor-01/08/2024

Open-The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LPA if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI. - Due Diligence Vendor-01/03/2024
				Resolved-Evidence of sufficient assets provided to exclude Amex balance. DTI within tolerance of AUS. Condition cleared. - Due Diligence Vendor-01/08/2024				CA
184	HO6 Insurance Policy Effective Date is after the Note Date
Resolved-Insurance effective date prior to disbursement date of 02/21/2023. Condition cleared. - Due Diligence Vendor-01/05/2024
Ready for Review-Document Uploaded. Appeal - Please attached document showing the disbursement date is after the HOI effective date.  XX - Buyer-01/04/2024
Open-HO-6 Insurance Policy Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX. - Due Diligence Vendor-12/27/2023
				Resolved-Insurance effective date prior to disbursement date of XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-01/05/2024	XXXXXXXXXX_CD.pdf			FL
185	Federal - Corrected Closing Disclosure (Loan Product)(Last CD Received Date)
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Open-The last Closing Disclosure Received Date (XX/XX/XXXX) is not at least 3 business days before the consummation date of (XX/XX/XXXX).  The (10/6 mo. Adjustable Rate) disclosed Loan Product on the last Closing Disclosure does not match the system calculated (10/1 Adjustable Rate) Loan Product.  Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (XX/XX/XXXX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(2)(ii)(B); OSC 19(f)(2)(ii)-1)  This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-01/03/2024
				Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				AZ
185	Federal - Inaccurate Loan Product - Redisclosure and Waiting Period
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Open-The Loan Product of (10/6 mo. Adjustable Rate) on the Closing Disclosure is inaccurate. The actual Loan Product is (10/1 Adjustable Rate). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (XX/XX/XXXX). If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(B))   This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-01/03/2024
				Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				AZ
187	Taxpayer Consent Form Missing
Resolved-Taxpayer consent provided. Condition cleared. - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded. 1/18/24-Appeal:  Please find the Borrower Taxpayer Consent Form on page 13 of the attached document. XX - Buyer-01/18/2024
Open-Post XX/XX/XXXX, the required Taxpayer Consent Form is missing from the file. Taxpayer Consent Form is missing from the file. - Due Diligence Vendor-01/02/2024
				Resolved-Taxpayer consent provided. Condition cleared. - Due Diligence Vendor-01/18/2024	XXXXXXXXXX_Taxpayer Consent Form.pdf XXXXXXXXXX_Taxpayer Consent Form.pdf			OR
189	Initial Closing Disclosure timing requirement not met
Resolved-Initial CD provided; condition resolved. - Due Diligence Vendor-01/25/2024
Ready for Review-Document Uploaded. 1/24/24 Providing initial CD.   - Buyer-01/24/2024
Open-The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt. - Due Diligence Vendor-01/09/2024
				Resolved-Initial CD provided; condition resolved. - Due Diligence Vendor-01/25/2024	XXXXXXXXXX_XXXXX_Closing Disclosures.pdf			IL
191	ME Fee Not Allowed- Tax Related Service Fee (Fee ID: 107)
Resolved-Client rebuttal reviewed. Reg does not apply to Tax Service Fee collected at closing. Condition cleared. - Due Diligence Vendor-01/22/2024
Ready for Review-Appeal: Per XXXXX legal- The cited ruling applies to maintenance/servicing of escrow accounts, which is not what that charge is for. The Tax Service fee is a closing cost used to ensure that mortgagors pay their property taxes. A tax service fee is a one-time charge typically paid by the buyer at the time the home is purchased, the lender then passes this sum on to a tax service agency. The role of a tax service agency is to look for delinquent property taxes and alert the mortgage company to prevent tax liens from existing against their mortgagors' homes. Since tax liens have priority over lender liens, banks need to ensure that they, not the state, have lien priority. It does not relate to servicing of escrow accounts, does not relate to the ongoing payment of taxes, is not a recurring charge, and is not paid from the escrow account.  - Buyer-01/19/2024
Open-Maine Consumer Credit Code - Bureau of Consumer Credit Protection Advisory Ruling No. 86. does not allow Tax Related Service Fee (Fee ID: 107) to be charged to the Borrower, Seller, Originator, Lender or Other in ME. - Due Diligence Vendor-01/04/2024
				Resolved-Client rebuttal reviewed. Reg does not apply to Tax Service Fee collected at closing. Condition cleared. - Due Diligence Vendor-01/22/2024				ME
200	Federal - Closing Disclosure and Consummation Date (Investment Property Warnings)
Resolved-Document Uploaded. Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached the documentation from our decommissioned SDX system for secure delivery.  Open receipt is proof of consent and delivery receipt. - Buyer-02/01/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure.  This finding is outside the statute of limitations and will be rated as B for all agencies.
 - Due Diligence Vendor-01/03/2024
				Resolved-Document Uploaded. Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024	XXXXXXXXXX Initial CD Delivery Recipt Documentation.pdf XXXXXXXXXX Initial CD Delivery Recipt Documentation.pdf			CA
200	Federal - Closing Disclosure and Consummation Date
Resolved-Document Uploaded.  - Due Diligence Vendor-02/01/2024
Resolved-Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024
Ready for Review-See doc and comment on companion exception - Buyer-02/01/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure.  This finding is outside the statute of limitations and will be rated as B for all agencies.
 - Due Diligence Vendor-01/03/2024

Resolved-Document Uploaded.  - Due Diligence Vendor-02/01/2024
 Resolved-Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024

					XXXXXXXXXX Initial CD Delivery Recipt Documentation.pdf			CA
201	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/01/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached system screen showing econsent and initial CD viewed on XX/XX/XXXX - Buyer-02/01/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (Other). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))  Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies.  - Due Diligence Vendor-01/11/2024
				Resolved-Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024	XXXXXXXXXX E-consent and initial CD delivery.pdf XXXXXXXXXX E-consent and initial CD delivery.pdf			AZ
201	Federal - Closing Disclosure and Consummation Date (Investment Property Warnings)
Resolved-Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024
Open-Document Uploaded.  - Due Diligence Vendor-02/01/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (Other). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) This finding is outside the statute of limitations and will be rated a B for all agencies.   - Due Diligence Vendor-01/11/2024
				Resolved-Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024	XXXXXXXXXX E-consent and initial CD delivery.pdf			AZ
218	Insufficient Tolerance Cure (50001028)
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Counter-The reason for re-disclosure of the Transfer Taxes is "Unpaid Principal Balance Updated"; this is not a valid change of circumstance for the Increase in Transfer Taxes; condition remains. - Due Diligence Vendor-01/24/2024
Open-A Lender Credit for Excess Charges of ($X,XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.  Additional tolerance cure of $X,XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/24/2024
Ready for Review-1/23-Appeal: See Change Circumstance documentation and revised disclosure attached validating the $X,XXX.XX increase in City Transfer Taxes. Provided cure covers the $X,XXX.XX County Transfer Taxes. - Buyer-01/23/2024
Open-A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Additional tolerance cure of $X,XXX.XX to be provided within 60 days of discovery.  This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/11/2024
				Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				CA
218	Insufficient Tolerance Cure (50001026)
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Counter-The reason for re-disclosure of the Transfer Taxes is "Unpaid Principal Balance Updated"; this is not a valid change of circumstance for the Increase in Transfer Taxes; condition remains. - Due Diligence Vendor-01/24/2024
Open-A Lender Credit for Excess Charges of ($X,XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/24/2024
Ready for Review-1/23-Appeal: See Change Circumstance documentation and revised disclosure attached validating the $X,XXX.XX increase in City Transfer Taxes. Provided cure covers the $X,XXX.XX County Transfer Taxes. - Buyer-01/23/2024
Open-A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Transfer Tax on CD dated XX/XX/XXXX is $X,XXX.XX. LE dated XX/XX/XXXX lists fee as $0.00. This fee is in a 0% tolerance section. Lender tolerance cure of $X,XXX.XX is required. Section J reflects $X,XXX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Transfer Tax. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.  This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/11/2024
				Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				CA
227	Insufficient Tolerance Cure (50001026)
Resolved-After re-review of the loan file condition resolved. - Due Diligence Vendor-01/24/2024
Ready for Review-Document Uploaded. 01-23-2024 Appeal. LE2 shows the $XX Lender Credit and loan amount was $XX,XXX.XX.  CD1 shows the reduced Lender Credit of $XX.XX and loan amount was reduced to $XX,XXX.XX which is the Change  of Circumstance that occurred reducing the amount of Lender Credit.  This was disclosed to the borrower on CD1 dated XX/XX/XXXX. Please find CIC screen prints documenting the chonge of reduced loan amount and lender credit attached.  Docs on FTP. XX - Buyer-01/23/2024
Open-A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Lender Credit decreased from $XX to $XX.XX. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/11/2024
				Resolved-After re-review of the loan file condition resolved. - Due Diligence Vendor-01/24/2024	XXXXXXXXXX Appeal1 CIC.pdf			MI
227	Insufficient Tolerance Cure (50001028)
Resolved-After re-review of the loan file condition resolved. - Due Diligence Vendor-01/24/2024
Ready for Review-Document Uploaded. 01-23-2024 Appeal. LE2 shows the $XX Lender Credit and loan amount was $XX,XXX.XX.  CD1 shows the reduced Lender Credit of $XX.XX and loan amount was reduced to $XX,XXX.XX which is the Change  of Circumstance that occurred reducing the amount of Lender Credit.  This was disclosed to the borrower on CD1 dated XX/XX/XXXX. Please find CIC screen prints documenting the chonge of reduced loan amount and lender credit attached. Appears to be dupliccte.  Docs on FTP. XX - Buyer-01/23/2024
Open-A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Lender Credit decreased from $XX to $XX.XX. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/11/2024
				Resolved-After re-review of the loan file condition resolved. - Due Diligence Vendor-01/24/2024	XXXXXXXXXX Appeal1 CIC.pdf			MI
228	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved-Document Uploaded.  - Due Diligence Vendor-02/01/2024
Resolved-Evidence of RESPA 1003 date provided. Initial LE provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached system screenshot showing the LE Required Date of XX/XX/XXXX which is the date the system has captured the six items completing the TRID application including the purchase property address. Initial LE provided within the three day window on XX/XX/XXXX. - Buyer-02/01/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/05/2024

Resolved-Document Uploaded.  - Due Diligence Vendor-02/01/2024
 Resolved-Evidence of RESPA 1003 date provided. Initial LE provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024

					XXXXXXXXXX LE Required Date.pdf XXXXXXXXXX LE Required Date.pdf			OH
233	Missing Post Close Valuation - 1
Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
Resolved-A CDA Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/01/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024
Ready for Review-Appeal - See the CDA added to the shared folder, supports origination value of $XXX,XXX.XX with 0% variance.  - Buyer-02/29/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-01/29/2024

Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
 Resolved-A CDA Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/01/2024
 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024

					XXXXXXXXXX_CDA.pdf			NY
233	HO6 Master Insurance Policy is Partial
Resolved- - Due Diligence Vendor-02/21/2024
Resolved-HO-6 Master Insurance Policy is fully present with coverage in place at time of loan disbursement. Condition cleared. - Due Diligence Vendor-02/15/2024
Ready for Review-02-13-2024  Appeal.  The subject Note date is XX/XX/XXXX and the coverage per document did not expire until XX/XX/XXXX. The Master Policy is issued to XXXXXX which is a NY CO-OP with 82 buildings and 1,788 units.  It is not uncommon for such large complexes to have issues with insurance renewals and it is out of the borrowers control.  Loan was approved as a Delegated Correspondent  FNMA type 207 with DU Approval and meets FNMA requirements. (Agency Guides : Fannie Mae Single Family B7-3-03, Master Property Insurance Requirements for Project Developments (12/14/2022).  No documents.  XX - Buyer-02/13/2024
Open-HO-6 Master Insurance Policy Partially Provided The loan file contained the current master policy effective XX/XX/XXXX to XX/XX/XXXX and the renewal policy effective XX/XX/XXXX to XX/XX/XXXX.  There is a gap in coverage for the period XX/XX/XXXX to XX/XX/XXXX. - Due Diligence Vendor-02/06/2024

Resolved-  - Due Diligence Vendor-02/21/2024
 Resolved-HO-6 Master Insurance Policy is fully present with coverage in place at time of loan disbursement. Condition cleared. - Due Diligence Vendor-02/15/2024

NY
234	AUS Not Provided
Resolved- - Due Diligence Vendor-02/20/2024
Resolved-AUS is fully present - Due Diligence Vendor-02/20/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/20/2024
Ready for Review-Document Uploaded. Approval:  Attached please find the subject loan final 1008 and LP for review.  Thank you, - Buyer-02/15/2024
Open-Missing AUS - Due Diligence Vendor-01/30/2024
				Resolved- - Due Diligence Vendor-02/20/2024 Resolved-AUS is fully present - Due Diligence Vendor-02/20/2024	XXXXXXXXXX_1008 and AUS.pdf XXXXXXXXXX_1008 and AUS.pdf			NJ
235	Insufficient Change of Circumstance (50001252)
Resolved-PCCD issued XX/XX/XXXX correctly disclosed fees in section H and no tolerance cure required.  Condition cleared. - Due Diligence Vendor-03/05/2024
Open-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/15/2024
Ready for Review-2/14/24: Appeal: Please review for B based on I year SOL. XX - Buyer-02/14/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: HOA Certification Handling Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: HOA Certification Handling Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). - Due Diligence Vendor-02/06/2024
				Resolved-PCCD issued XX/XX/XXXX correctly disclosed fees in section H and no tolerance cure required. Condition cleared. - Due Diligence Vendor-03/05/2024				MN
235	Charges That Cannot Increase Test (50001251)
Resolved-PCCD issued XX/XX/XXXX correctly disclosed fees in section H and no tolerance cure required.  Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-Homeowner's association and condominium charges associated with the transfer of ownership are required to be in section H per § 1026.37(g)(4), see Official Interpretation of 37(g)(4) - 4 "Examples". The Post closing correction in file was the proper remedy for the placement error. - Buyer-03/05/2024
Open-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/15/2024
Ready for Review-2/14/24: Appeal: Please review for B based on I year SOL. XX - Buyer-02/14/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: HOA Certification Handling Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Charges originating in Section B are subject to 0% variance.  The Initial LE reflects HOA Cert Fee as $XXX.XX. The final CD section B HOA Cert Fee as $XXX.XX.  The resulting changes resulting in a variance of ($XXX.XX). The lender provided a Post Closing Disclosure that changed the Fee name and placed in section H instead of section B, which is not after close.  Provide corrected CD, evidence of refund to the Borrower, letter of explanation and proof of delivery to the Borrower. - Due Diligence Vendor-02/06/2024
				Resolved-PCCD issued XX/XX/XXXX correctly disclosed fees in section H and no tolerance cure required. Condition cleared. - Due Diligence Vendor-03/05/2024				MN
239	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.  - Due Diligence Vendor-02/07/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.  - Due Diligence Vendor-02/07/2024

OH
240	Secondary valuation supports within 10%, PIW grading applies
Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/15/2024

Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/15/2024

KY
241	Charges That Cannot Increase Test (50001251)
Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/15/2024
Ready for Review-Document Uploaded. 2/15/2024: Appeal. Please see attached loan journal notes entry with regards to borrower changing occupancy and having to do a new appraisal. Borrower initially applied for a second home loan stating their son lives there. They appraisal was ordered. Then, they changed it to investment loan and had to request a new appraisal for investment collateral. Borrower was aware and acknowledged a new appraisal report will be needed and additional appraisal cost incurred. XX - Buyer-02/15/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects an Appraisal/Property Valuation Fee of $XXX.XX.  The Final CD XX/XX/XXXX reflects an Appraisal/Property Valuation Fee of $XXX.XX. The loan file did not contain a valid COC to support the increase.  No evidence of a tolerance cure was provided in file. A tolerance cure of $XX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.
 - Due Diligence Vendor-02/08/2024
				Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/15/2024	XXXXXXXXXX_Change of Occupancy and Appraisal Report.pdf			NC
241	Insufficient Change of Circumstance (50001252)
Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/15/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/15/2024
Ready for Review-Document Uploaded. 2/15/2024: Appeal. Please see attached loan journal notes entry with regards to borrower changing occupancy and having to do a new appraisal. Borrower initially applied for a second home loan stating their son lives there. They appraisal was ordered. Then, they changed it to investment loan and had to request a new appraisal for investment collateral. Borrower was aware and acknowledged a new appraisal report will be needed and additional appraisal cost incurred. XX - Buyer-02/15/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate, dated XX/XX/XXXX, reflects an Appraisal/Property Valuation Fee of $XXX.XX.  The Final CD XX/XX/XXXX reflects an Appraisal/Property Valuation Fee of $XXX.XX. The loan file did not contain a valid COC to support the increase.  No evidence of a tolerance cure was provided in file. A tolerance cure of $XX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-02/08/2024
				Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/15/2024	XXXXXXXXXX_Change of Occupancy and Appraisal Report.pdf XXXXXXXXXX_Change of Occupancy and Appraisal Report.pdf			NC
241	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/08/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/08/2024

NC
242	Missing VOM or VOR
Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-02/15/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/15/2024
Ready for Review-2/14-Appeal: The document has been uploaded to the FTP site. Attached please find the payment history for previous mortgage #XXXXXXXXXX.  XX
 - Buyer-02/14/2024
Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.  Missing 12 month mortgage payment history required by DU #14. - Due Diligence Vendor-02/13/2024
				Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing - Due Diligence Vendor-02/15/2024	XXXXXXXXXX_Payment history.pdf XXXXXXXXXX_Payment history for previous mortgage.pdf			NV
242	Housing History Does Not Meet Guideline Requirements
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-02/15/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/15/2024
Ready for Review-2/14-Appeal: The document has been uploaded to the XXX site. Attached please find the payment history for previous mortgage #XXXXXXXXXX.  XX  - Buyer-02/14/2024
Open-Housing History Does Not Meet Guideline Requirements . Missing 12-month housing history required by AUS. - Due Diligence Vendor-02/13/2024
				Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-02/15/2024	XXXXXXXXXX_Payment history for previous mortgage.pdf XXXXXXXXXX_Payment history.pdf			NV
242	ATR Risk - Credit History taken into consideration does not meet requirements
Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-02/15/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/15/2024
Ready for Review-Pending review of VOM/payment history. - Buyer-02/14/2024
Open-ATR Risk - Credit History taken into consideration does not meet requirements - Due Diligence Vendor-02/13/2024
				Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-02/15/2024	XXXXXXXXXX_Payment history for previous mortgage.pdf XXXXXXXXXX_Payment history.pdf			NV
243	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/12/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/12/2024				IL
245	Privacy Notice Required - Missing or Incomplete
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Counter-Document Uploaded. Privacy Notice provided was settlement attorney, not for Lender. Condition remains. - Due Diligence Vendor-02/15/2024
Ready for Review-Document Uploaded. Appeal - Providing a copy of the privacy notice.  XX - Buyer-02/13/2024
Open-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/08/2024
				Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024	XXXXXXXXXX_Privacy Notice.pdf XXXXXXXXXX_Privacy Notice.pdf			TX
246	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/12/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/12/2024				CA
248	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements
Resolved- - Due Diligence Vendor-02/27/2024
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/27/2024
Ready for Review-2/23/24 The large deposits were made into the Checking account.  Only the Savings account balance was considered for funds to close, and it had no large deposits.  XX - Buyer-02/23/2024
Counter-Borrower's savings account reflects balance of $X,XXX.XX on XX/XX/XXXX, which is sufficient to satisfy cash due at closing requirement of $XXX.XX. However, borrower's EMD deposit of $X,XXX.XX was derived from the unsourced deposits. Condition remains. - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/21/2024
Ready for Review-02/21/2024 The two large deposits are present in the borrower's checking account, #XXXXXXXXXX. The savings account #XXXXXXXXXX with a current balance of $X,XXX.XX covers the required assets of $XXX.XX. The savings account, #XXXXXXXXXX, begins at the bottom of page two of the attached bank statement. The XXXXXXXXX statement is located in the downloaded file. Thank you. XX - Buyer-02/21/2024
Counter-Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide XX/XX/XXXX. If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains. - Due Diligence Vendor-02/19/2024
Ready for Review-02/16/2024 Appeal:  Chase notes that the checking account includes large deposits and therefore XXXXX chose to exclude this account from borrower’s assets for proof of the required $XXX.XX.  The loan file includes two months bank statements for savings which show initial balance of $X,XXX.XX on XX/XX/XXXX and a final balance of $X,XXX.XX on XX/XX/XXXX.  The transactions show that $XXX was transferred from the checking account to savings XX/XX/XXXX.  If that transfer is not considered due to large deposits into checking, the savings balance can be reduced to $X,XXX.XX and is sufficient to satisfy the assets requirement. XX - Buyer-02/16/2024
Counter-Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX.XX.XXXX. Both qualify as large deposits per selling guide XX/XX/XXXX.  If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains. - Due Diligence Vendor-02/16/2024
Ready for Review-02/15/2024 Appeal: The assets of $X,XXX.XX, listed on the Final 1003, are from the borrower's savings account with XXXXXXXXX (please see pages 5-12 of the downloaded file). The savings account does not reflect any large deposits. The bank statements are for XX/XXXX and XX/XXXX. The borrower's required assets were $XXX.XX XX - Buyer-02/15/2024
Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements - Due Diligence Vendor-02/12/2024
				Resolved- - Due Diligence Vendor-02/27/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_Bank Statement.pdf			PA
248	Asset Qualification Does Not Meet Guideline Requirements
Resolved-Borrower's cash to close sufficiently documented per savings account in file. EMD was not required to be sourced per selling guide B3-4.3-09. Condition cleared. - Due Diligence Vendor-02/27/2024
Ready for Review-2/23/24 The large deposits were made into the Checking account.  Only the Savings account balance was considered for funds to close, and it had no large deposits.  XX - Buyer-02/23/2024
Counter-Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide B3-4.2-02.  If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains. - Due Diligence Vendor-02/16/2024
Ready for Review-02/15/2024 Appeal: The assets of $X,XXX.XX, listed on the Final 1003, are from the borrower's savings account with XXXXXXXXX (please see pages 5-12 of the downloaded file). The savings account does not reflect any large deposits. The bank statements are for XX/XXXX and XX/XXXX. The borrower's required assets were $XXX.XX XX - Buyer-02/15/2024
Open-Asset Qualification Does Not Meet Guideline Requirements Missing evidence of large deposits of $X,XXX.XX and $X,XXX.XX. Additional conditions may apply. - Due Diligence Vendor-02/12/2024

Resolved-Borrower's cash to close sufficiently documented per savings account in file. EMD was not required to be sourced per selling guide B3-4.3-09. Condition cleared. - Due Diligence Vendor-02/27/2024

PA
249	Insufficient Change of Circumstance (50001252)
Resolved-Document Uploaded. Valid COC provided to support fee increases. Condition cleared. - Due Diligence Vendor-02/16/2024
Ready for Review-Document Uploaded. 2/14/24 - Appeal: see attached CIC for the Appraisal fee and Discount Points increase…XX
 - Buyer-02/14/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee, Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Appraisal Fee and Discount Fee increased on the LE dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/08/2024
Resolved-Document Uploaded. Valid COC provided to support fee increases. Condition cleared. - Due Diligence Vendor-02/16/2024
XXXXXXXXXX_Change in Circumstance Loan Points.pdf
XXXXXXXXXX_Change in Circumstance History.pdf
XXXXXXXXXX_Change in Circumstance Appraisal fee II.pdf
XXXXXXXXXX_CIC Appraisal fee_Loan Pts.pdf
XXXXXXXXXX_Change in Circumstance Appraisal fee II.pdf
XXXXXXXXXX_Change in Circumstance History.pdf
XXXXXXXXXX_Change in Circumstance Loan Points.pdf
XXXXXXXXXX_CIC Appraisal fee_Loan Pts.pdf
CA
249	Charges That Cannot Increase Test (50001251)
Resolved-Document Uploaded. Valid COC provided to support fee increases. Condition cleared. - Due Diligence Vendor-02/16/2024
Ready for Review-Document Uploaded. 2/14/24 - Appeal: see attached CIC for the Appraisal fee and Discount Points increase…XX
 - Buyer-02/14/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee, Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects an Appraisal Fee of $XXX and no Discount Fee. Final CD reflects an Appraisal Fee of $X,XXX.XX and a Discount Fee of $XX.XX.  The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/08/2024
Resolved-Document Uploaded. Valid COC provided to support fee increases. Condition cleared. - Due Diligence Vendor-02/16/2024
XXXXXXXXXX_Change in Circumstance History.pdf
XXXXXXXXXX_Change in Circumstance Loan Points.pdf
XXXXXXXXXX_Change in Circumstance Appraisal fee II.pdf
XXXXXXXXXX_CIC Appraisal fee_Loan Pts.pdf
XXXXXXXXXX_CIC Appraisal fee_Loan Pts.pdf
XXXXXXXXXX_Change in Circumstance History.pdf
XXXXXXXXXX_Change in Circumstance Loan Points.pdf
XXXXXXXXXX_Change in Circumstance Appraisal fee II.pdf
CA
250	S&P value equals B, secondary product within tolerance
Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.  - Due Diligence Vendor-04/10/2024

Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.  - Due Diligence Vendor-04/10/2024

CA
252	Privacy Notice Required - Missing or Incomplete
Resolved-Document Uploaded. Privacy Notice provided. Condition cleared. - Due Diligence Vendor-02/15/2024
Ready for Review-Document Uploaded. 02-14-2024  Appeal.  The Privacy Act disclousre is incorporated into the Authorization to Disclose Information document. Please see attached with highlights. XX  - Buyer-02/14/2024
Open-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/09/2024
				Resolved-Document Uploaded. Privacy Notice provided. Condition cleared. - Due Diligence Vendor-02/15/2024	XXXXXXXXXX Auth.pdf XXXXXXXXXX Auth.pdf			NY
253	HELOC Closure Letter Not Provided
Resolved-Document Uploaded. Authorization to close HELOC and request for satisfaction provided. Condition cleared. - Due Diligence Vendor-02/14/2024
Ready for Review-Document Uploaded. 02-13-2024  Appeal.  Please find attached freeze and close documents from the borrower. XX - Buyer-02/13/2024
Open-The Borrower Authorization to Close Out Home Equity Line of Credit (HELOC) was not provided. - Due Diligence Vendor-02/05/2024
				Resolved-Document Uploaded. Authorization to close HELOC and request for satisfaction provided. Condition cleared. - Due Diligence Vendor-02/14/2024	XXXXXXXXXX HELOC docs from title.pdf XXXXXXXXXX HELOC docs from title.pdf			NY
267	Federal - Closing Disclosure and Consummation Date
Resolved-Document Uploaded. Evidence of valid e-consent provided. Borrowers received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-Document Uploaded. 3/5/24 providing e-consent.  XX   - Buyer-03/05/2024
Counter-Document Uploaded. Documentation provided did not include consent language to receive disclosures electronically. Condition cleared. - Due Diligence Vendor-02/29/2024
Ready for Review-Document Uploaded. 2.27.24 Appeal attached Correspondent loan-eDisclosure details tracking LE sent date XX/XX/XXXX page4of14 LE dated XX/XX/XXXX esigned, page 7of14 CD date issued XX/XX/XXXX esigned kindly review rescind.glost. - Buyer-02/27/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. Due to missing the Borrower's Consent to Receive Communications Electronically, the eSignature on the initial Closing Disclosure dated (XX/XX/XXXX) is null and void. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable; or provide evidence of e-Consent. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/15/2024
				Resolved-Document Uploaded. Evidence of valid e-consent provided. Borrowers received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/05/2024	XXXXXXXXXX_econsent-LE-CDdated XX/XX/XXXX.pdf XXXXXXXXXX_econsent-LE-CDdated XX/XX/XXXX.pdf XXXXXXXXXX_XXXXXX_E-Consent Disclosure.pdf XXXXXXXXXX_XXXXXX_E-Consent Disclosure.pdf			NY
267	E-Consent documentation on TRID loan is missing for borrower(s)
Resolved-Document Uploaded. Evidence of valid e-consent provided. Condition cleared. - Due Diligence Vendor-03/05/2024
Counter-Document Uploaded. Documentation provided did not include consent language to receive disclosures electronically. Condition cleared. - Due Diligence Vendor-02/29/2024
Ready for Review-Document Uploaded. 2.27.24 Appeal attached Correspondent loan-eDisclosure details tracking LE sent date XX/XX/XXXX page4of14 LE dated XX/XX/XXXX esigned, page 7of14 CD date issued XX/XX/XXXX esigned kindly review rescind.glost. - Buyer-02/27/2024
Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-02/13/2024
				Resolved-Document Uploaded. Evidence of valid e-consent provided. Condition cleared. - Due Diligence Vendor-03/05/2024	XXXXXXXXXX_econsent-LE-CDdated XX/XX/XXXX.pdf XXXXXXXXXX_econsent-LE-CDdated XX/XX/XXXX.pdf XXXXXXXXXX_XXXXXX_E-Consent Disclosure.pdf			NY
271	Loan Estimate disclosure is missing or incomplete
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024

Open-Loan Estimate disclosure is missing or incomplete A Disclosure Tracker in the loan file stated Revised Loan Estimates were sent to the borrower, however, there are no Revised Loan Estimates in the loan file.  This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/16/2024
				Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				NY
273	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Itemization of lender credit provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded. 02-21-2024  Appeal.  The borrower received lender credit in the amount of $XXX.XX that was not specified as being applied to fees on the face of the CD; however, it was applied to fees for Finance Charge calculation.  Please find attached itemization of lender credit applied as $XX to tax service and $XXX.XX towards settlement fee.  XX - Buyer-02/21/2024
Open-The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge($XXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply.
this finding is outside the statute of limitations and will be rated a B for all agencies.
 - Due Diligence Vendor-02/13/2024
				Resolved-Itemization of lender credit provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-02/21/2024	XXXXXXXXXX XX Credits paid by others.pdf XXXXXXXXXX XX Credits paid by others.pdf			NC
281	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence provided that borrower received initial CD electronically to satisfy timing requirement. Condition cleared. - Due Diligence Vendor-02/26/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/26/2024
Ready for Review-Document Uploaded. 2-23-24 APPEAL, Providing system printout to show the borrower received and viewed the initial CD on XX/XX/XXXX.  /XX  - Buyer-02/23/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies.
 - Due Diligence Vendor-02/13/2024
				Resolved-Evidence provided that borrower received initial CD electronically to satisfy timing requirement. Condition cleared. - Due Diligence Vendor-02/26/2024	XXXXXXXXXX_CD E Sign History.pdf XXXXXXXXXX_CD E Sign History.pdf			NC
288	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence of overnight shipping with borrower receipt on XX/XX/XXXX provided to meet timing requirement. Condition cleared. - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/21/2024
Ready for Review-2/20-Appeal: Evidence of initial CD delivery provided to the borrower on XX/XX/XXXX loaded to the FTP site. XX - Buyer-02/20/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/14/2024
				Resolved-Evidence of overnight shipping with borrower receipt on XX/XX/XXXX provided to meet timing requirement. Condition cleared. - Due Diligence Vendor-02/21/2024	XXXXXXXXXX_evidence of receipt of CD.pdf			NY
289	Lender Credits That Cannot Decrease Test (50001262)
Resolved-Document Uploaded. Document Uploaded. Valid COC provided to support decrease of lender credit. Condition cleared. - Due Diligence Vendor-02/29/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXX.XX). The Last CD shows a total lender credit amount of ($0.00). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/20/2024
				Resolved-Document Uploaded. Document Uploaded. Valid COC provided to support decrease of lender credit. Condition cleared. - Due Diligence Vendor-02/29/2024	XXXXXXXXXX_CDs with and without credit.pdf			FL
289	Lender Credits That Cannot Decrease Test (50001261)
Resolved-Document Uploaded. Valid COC provided to support decrease of lender credit. Condition cleared. - Due Diligence Vendor-02/29/2024
Ready for Review-Document Uploaded. Apologies, the DU from XX/XX/XXXX was provided along with the final 1008 to show that the DTI increase from 36.27% to 49.508% causing the loan to change from Fannie Mae to manual underwrite and the pricing change following.  The XX/XX/XXXX CD shows the lender credit, then on XX/XX/XXXX it was dfetermined that the DTI increased, and a new CD was generated XX/XX/XXXX reflecting the revised terms.  XXXXX notes were provided previously, and the XX/XX/XXXX and XX/XX/XXXX CD's are attached now.  Thank you, - Buyer-02/29/2024
Counter-Document Uploaded. Lender documents reviewed.  No valid COC provided.  DU approved DTI of 36.27% of XX/XX/XXXX.  Lender notes dated XX/XX/XXXX.  Fee change occurred between revised LE, dated XX/XX/XXXX and initial CD, dated XX/XX/XXXX.  Condition remains. - Due Diligence Vendor-02/22/2024
Ready for Review-Document Uploaded. Appeal:  Attached please find Underwriting notes and final 1008 supporting the reason for lender credit being removed.  The borrower's HOI and prop taxes on additional property were not accurate and after correct figures were obtained the DTI increased above 36% which required loan to be restructured with pricing affected.  Attached please find DU, final 1008, and Chase loan notes regarding debts and DTI - Buyer-02/22/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XXX.XX). The actual total fee amount shows a credit amount of ($X.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/20/2024
Resolved-Document Uploaded. Valid COC provided to support decrease of lender credit. Condition cleared. - Due Diligence Vendor-02/29/2024
XXXXXXXXXX_DU apprvl 36 DTI.pdf
XXXXXXXXXX_Journal notes DTI increase.pdf
XXXXXXXXXX_Final 1008.pdf
XXXXXXXXXX_UW expl increased DTI.pdf
XXXXXXXXXX_DU apprvl 36 DTI.pdf
XXXXXXXXXX_Final 1008.pdf
XXXXXXXXXX_UW expl increased DTI.pdf
XXXXXXXXXX_Journal notes DTI increase.pdf
XXXXXXXXXX_CDs with and without credit.pdf
XXXXXXXXXX_CDs with and without credit.pdf
FL
290	Insufficient Change of Circumstance (50001252)
Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/26/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/26/2024
Ready for Review-Document Uploaded. 2/21/24 - Appeal: see attached system generated document showing the CIC for the increase in Transfer Tax fees….XX
 - Buyer-02/21/2024
Counter-Transfer taxes are zero percent tolerance fees. Condition remains. - Due Diligence Vendor-02/21/2024
Ready for Review-2/20/24 - Appeal: the Transfer Tax fee increased from $X,XXX.XX to $X,XXX.XX which is less than the 10% tolerance acceptable on this type of fee, therefore does not have to be re disclosure due to not being a tolerance violation…XX
 - Buyer-02/20/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Doc Tax Stamps/Transfer Taxes - State. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate, dated XX/XX/XXXX reflects a Transfer Tax of $X,XXX.XX.  Final CD dated XX/XX/XXXX reflects a Transfer Tax of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/14/2024
Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/26/2024
XXXXXXXXXX_CIC Re Disclosure Fee Detail.pdf
XXXXXXXXXX_CIC Re Disclosure II.pdf
XXXXXXXXXX_CIC Re Disclosure.pdf
XXXXXXXXXX_CIC Re Disclosure II.pdf
XXXXXXXXXX_CIC Re Disclosure Fee Detail.pdf
XXXXXXXXXX_CIC Re Disclosure.pdf
NY
290	Charges That Cannot Increase Test (50001251)
Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/26/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/26/2024
Ready for Review-Document Uploaded. 2/21/24 - Appeal: see attached system generated document showing the CIC for the increase in Transfer Tax fees….XX
 - Buyer-02/21/2024
Counter-Transfer taxes are zero percent tolerance fees. Condition remains. - Due Diligence Vendor-02/21/2024
Ready for Review-2/20/24 - Appeal: the Transfer Tax fee increased from $X,XXX.XX to $X,XXX.XX which is less than the 10% tolerance acceptable on this type of fee, therefore does not have to be re disclosre due to not being a tolerance violation…XX
 - Buyer-02/20/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Doc Tax Stamps/Transfer Taxes - State. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX reflects a Transfer Tax of $X,XXX.XX.  Final CD dated XX/XX/XXXX reflects a Transfer Tax of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/14/2024
Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/26/2024
XXXXXXXXXX_CIC Re Disclosure Fee Detail.pdf
XXXXXXXXXX_CIC Re Disclosure II.pdf
XXXXXXXXXX_CIC Re Disclosure.pdf
XXXXXXXXXX_CIC Re Disclosure II.pdf
XXXXXXXXXX_CIC Re Disclosure Fee Detail.pdf
XXXXXXXXXX_CIC Re Disclosure.pdf
NY
292	Insufficient Change of Circumstance (50001252)
Resolved-Document Uploaded. Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/26/2024
Ready for Review-Document Uploaded. 2/22/24 - Appeal: see attached system generated document showing the CIC for the added Discount Pt Fee in the amount of $XXX
 - Buyer-02/22/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Discount Fee was added on the CD dated XX/XX/XXXX without a valid COC. The Rate Lock agreement provided as COC was dated after the issue date of the CD. No Cure
This finding is non-material due to statute of limitations and will be rated a B for all agencies.  - Due Diligence Vendor-02/15/2024
Resolved-Document Uploaded. Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/26/2024
XXXXXXXXXX_Re disclosure CIC.pdf
XXXXXXXXXX_Re disclosure Fee Detail.pdf
XXXXXXXXXX_Re disclosure.pdf
XXXXXXXXXX_Re disclosure CIC.pdf
XXXXXXXXXX_Re disclosure Fee Detail.pdf
XXXXXXXXXX_Re disclosure.pdf
NY
292	Charges That Cannot Increase Test (50001251)
Resolved-Document Uploaded. Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/26/2024
Ready for Review-Document Uploaded. 2/22/24 - Appeal: see attached system generated document showing the CIC for the added Discount Pt Fee in the amount of $XXX
 - Buyer-02/22/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Discount Fee was added on the CD dated XX/XX/XXXX without a valid COC. The Rate Lock agreement provided as COC was dated after the issue date of the CD. No Cure
This finding is non-material due to statute of limitations and will be rated a B for all agencies.  - Due Diligence Vendor-02/15/2024
Resolved-Document Uploaded. Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/26/2024
XXXXXXXXXX_Re disclosure CIC.pdf
XXXXXXXXXX_Re disclosure Fee Detail.pdf
XXXXXXXXXX_Re disclosure.pdf
XXXXXXXXXX_Re disclosure.pdf
XXXXXXXXXX_Re disclosure Fee Detail.pdf
XXXXXXXXXX_Re disclosure CIC.pdf
NY
297	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved-Evidence of RESPA 1003 date provided. Initial LE provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. 2/27/24 Appeal:  The application effective date is XX/XX/XXXX instead of XX/XX/XXXX. Please see the included screenshot showing the property ID date did not occur until XX/XX/XXXX. Thus, the LE issue date of XX/XX/XXXX is within the required parameter. The LE Required date (boxed) is the date the six pieces of information are captured and the LE is required to be sent within 3 general business days.  XX - Buyer-02/27/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))  The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024
				Resolved-Evidence of RESPA 1003 date provided. Initial LE provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_LE Required Date - XX.pdf XXXXXXXXXX_LE Required Date - XX.pdf			NY
300	Charges That In Total Cannot Increase More Than 10% Test (50001258)
Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
Resolved-Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.  - Due Diligence Vendor-03/01/2024
Resolved-Resolved - Due Diligence Vendor-03/01/2024
Ready for Review-2/29/2024: Appeal: This exception has 3 parts: 1) appraisal $XXX - this was cleared on 1st appeal. Documentation was provided original appraisal expired and value need to be re-certified. The appraisal fee was re-baseline to include $XXX review fee. 2) Recording fee initially disclosed on LE  CD as $XX  (deed $XX.XX and mortgage $XXX.XX =$XXX.XX) increased to $XXX ($XX.XX deed + XXX.XX mortgages) was due to a change in the loan program from only 1st lien 60% LTV/CLTV which was requested initially, to 1st & 2nd mortgage liens at 60/94% CLTV. The increase in mortgage recording fees is direct result of recording the 2nd mortgage. A screen print showing changes in program is attached and also screen print of the changes in mortgage fees to reflect the recording of the 2nd mortgage. The third one 3) Lender credit of $XXX.XX. This credit appeared when the loan first locked in - see LE and CD version 1 with expiration date of XX/XX/XXXX initially at 65% LTV, interest rate of 3.25% with a rebate of $XXX.XX. The loan was subsequent re-lock as lock expires. The last and final lock transpired on XX/XX/XXXX with 60/94% LTV/CLTV,  at interest rate of 2.75% with points of $2.17% or $X,XXX.XX, the lock will expire on XX/XX/XXXX. The loan closed on XX/XX/XXXX. Please review the attached screen prints along with this appeal. All fees were accounted for. XX - Buyer-02/29/2024
Open-The total amount of the 10% category fees on the last Closing Disclosure ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required ($XXX appraisal fee + $XXX.XX recording fee + $XXX Lender credit). Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2024

Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
 Resolved-Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.  - Due Diligence Vendor-03/01/2024
 Resolved-Resolved - Due Diligence Vendor-03/01/2024

					XXXXXXXXXX_XXXX_XXX_CIC for recording and lender rebate.pdf			DC
300	Charges That In Total Cannot Increase More Than 10% Test (50001257)
Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
Resolved-Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.  - Due Diligence Vendor-03/01/2024
Resolved-Resolved - Due Diligence Vendor-03/01/2024
Ready for Review-2/29/2024: Appeal: This exception has 3 parts: 1) appraisal $XXX - this was cleared on 1st appeal. Documentation was provided original appraisal expired and value need to be re-certified. The appraisal fee was re-baseline to include $XXX review fee. 2) Recording fee initially disclosed on LE  CD as $XXX  (deed $XX.XX and mortgage $XXX.XX =$XXX) increased to $XXX ($XX.XX deed + XXX.XX mortgages) was due to a change in the loan program from only 1st lien 60% LTV/CLTV which was requested initially, to 1st & 2nd mortgage liens at 60/94% CLTV. The increase in mortgage recording fees is direct result of recording the 2nd mortgage. A screen print showing changes in program is attached and also screen print of the changes in mortgage fees to reflect the recording of the 2nd mortgage. The third one 3) Lender credit of $XXX.XX. This credit appeared when the loan first locked in - see LE and CD version 1 with expiration date of XX/XX/XXXX initially at 65% LTV, interest rate of 3.25% with a rebate of $XXX.XX. The loan was subsequent re-lock as lock expires. The last and final lock transpired on XX/XX/XXXX with 60/94% LTV/CLTV,  at interest rate of 2.75% with points of $2.17% or $X,XXX.XX, the lock will expire on XX/XX/XXXX. The loan closed on XX/XX/XXXX. Please review the attached screen prints along with this appeal. All fees were accounted for. XX - Buyer-02/29/2024
Open-The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required ($XXX appraisal fee + $XXX.XX recording fee + $XXX Lender credit). Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2024

Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
 Resolved-Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.  - Due Diligence Vendor-03/01/2024
 Resolved-Resolved - Due Diligence Vendor-03/01/2024

					XXXXXXXXXX_XXXX_XXX_CIC for recording and lender rebate.pdf			DC
300	Charges That Cannot Increase Test (50001251)
Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
Resolved-Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.  - Due Diligence Vendor-03/01/2024
Resolved-Resolved - Due Diligence Vendor-03/01/2024
Ready for Review-2/29/2024: Appeal: This exception has 3 parts: 1) appraisal $XXX - this was cleared on 1st appeal. Documentation was provided original appraisal expired and value need to be re-certified. The appraisal fee was re-baseline to include $XXX review fee. 2) Recording fee initially disclosed on LE  CD as $XXX  (deed $XX.XX and mortgage $XXX.XX =$XXX) increased to $XXX ($XX.XX deed + XXX.XX mortgages) was due to a change in the loan program from only 1st lien 60% LTV/CLTV which was requested initially, to 1st & 2nd mortgage liens at 60/94% CLTV. The increase in mortgage recording fees is direct result of recording the 2nd mortgage. A screen print showing changes in program is attached and also screen print of the changes in mortgage fees to reflect the recording of the 2nd mortgage. The third one 3) Lender credit of $XXX.XX. This credit appeared when the loan first locked in - see LE and CD version 1 with expiration date of XX/XX/XXXX initially at 65% LTV, interest rate of 3.25% with a rebate of $XXX.XX. The loan was subsequent re-lock as lock expires. The last and final lock transpired on XX/XX/XXXX with 60/94% LTV/CLTV,  at interest rate of 2.75% with points of $2.17% or $X,XXX.XX, the lock will expire on XX/XX/XXXX. The loan closed on XX/XX/XXXX. Please review the attached screen prints along with this appeal. All fees were accounted for. XX - Buyer-02/29/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required ($XXX appraisal fee + $XXX.XX recording fee + $XXX.XX Lender credit). Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2024

Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
 Resolved-Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.  - Due Diligence Vendor-03/01/2024
 Resolved-Resolved - Due Diligence Vendor-03/01/2024

					XXXXXXXXXX_XXXX_XXX_CIC for recording and lender rebate.pdf			DC
300	Insufficient Change of Circumstance (50001252)
Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
Resolved-Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.  - Due Diligence Vendor-03/01/2024
Resolved-Resolved - Due Diligence Vendor-03/01/2024
Ready for Review-Document Uploaded. 2/29/2024: Appeal: This exception has 3 parts: 1) appraisal $XXX - this was cleared on 1st appeal. Documentation was provided original appraisal expired and value need to be re-certified. The appraisal fee was re-baseline to include $XXX review fee. 2) Recording fee initially disclosed on LE  CD as $XXX  (deed $XX.XX and mortgage $XXX.XX =$XXX) increased to $XXX ($XX.XX deed + XXX.XX mortgages) was due to a change in the loan program from only XXX lien XXX% LTV/CLTV which was requested initially, to XXX & XXX mortgage liens at XXX/XXX% CLTV. The increase in mortgage recording fees is direct result of recording the 2nd mortgage. A screen print showing changes in program is attached and also screen print of the changes in mortgage fees to reflect the recording of the 2nd mortgage. The third one 3) Lender credit of $XXX.XX. This credit appeared when the loan first locked in - see LE and CD version 1 with expiration date of XX/XX/XXXX initially at 65% LTV, interest rate of 3.25% with a rebate of $XXX.XX. The loan was subsequent re-lock as lock expires. The last and final lock transpired on XX/XX/XXXX with 60/94% LTV/CLTV,  at interest rate of XXX% with points of $XXX or $X,XXX.XX, the lock will expire on XX/XX/XXXX. The loan closed on XX/XX/XXXX. Please review the attached screen prints along with this appeal. All fees were accounted for. XX - Buyer-02/29/2024
Counter-Valid COC provided to support increase in appraisal fee.  Additional cure required of $XXX.XX ($XXX.XX recording fee + $XXX Lender credit). Condition remains. - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/27/2024
Ready for Review-02/26/2024 Appeal: The original appraisal was dated XX/XX/XXXX with a closing date of XX/XX/XXXX, an updated appraisal was required. The Appraisal update of $XXX was disclosed to the borrower on XX/XX/XXXX. Please see upload MX Appraisal screenshots which confirms the borrower received an updated CD which reflected the increase in the appraisal cost. XX - Buyer-02/26/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required ($XXX appraisal fee + $XXX.XX recording fee + $XXX Lender credit). Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2024

Resolved-Document Uploaded.  - Due Diligence Vendor-03/01/2024
 Resolved-Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.  - Due Diligence Vendor-03/01/2024
 Resolved-Resolved - Due Diligence Vendor-03/01/2024

					XXXXXXXXXX_MX Appraisal Screenshots.pdf XXXXXXXXXX_CIC for recording and lender rebate.pdf XXXXXXXXXX_XXXX_XXX_CIC for recording and lender rebate.pdf			DC
302	Interest: Prepaid
Resolved-Evidence provided that XX is subject to usury laws of OH as national bank. Condition cleared. - Due Diligence Vendor-02/29/2024
Ready for Review-Appeal:  Loan originated by XXX XXXXX XXXX XX. As a national bank we are entitled to export Ohio’s usury law and, where VT is in conflict with Ohio’s law we are not bound by it.  - Buyer-02/27/2024
Open-The Vermont Interest Statute prohibits more than 30 days of prepaid interest. (Vt. Stat. Ann. tit. 9, 41a(d)(1)) - Due Diligence Vendor-02/15/2024
				Resolved-Evidence provided that XXX is subject to usury laws of OH as national bank. Condition cleared. - Due Diligence Vendor-02/29/2024				VT
310	ATR Risk - Credit History taken into consideration does not meet requirements
Resolved-Document Uploaded.  - Due Diligence Vendor-02/27/2024
Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. 2/26/24: Appeal. Please see attached credit report dated 3/20/20. XX - Buyer-02/26/2024
Open-ATR Risk - Credit History taken into consideration does not meet requirements Missing credit report - Due Diligence Vendor-02/14/2024
				Resolved-Document Uploaded. - Due Diligence Vendor-02/27/2024 Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_Credit Report.pdf XXXXXXXXXX_Credit Report.pdf			IL
311	Insufficient Tolerance Cure (50001028)
Resolved-Tolerance cure of $XXX.XX was sufficient to cure 10% tolerance violation. No additional cure required. Condition cleared. - Due Diligence Vendor-02/27/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Tolerance cure of $XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/15/2024
				Resolved-Tolerance cure of $XXX.XX was sufficient to cure 10% tolerance violation. No additional cure required. Condition cleared. - Due Diligence Vendor-02/27/2024				IL
311	Charges That in Total Cannot Increase More Than 10% Failure
Resolved-Tolerance cure of $XXX.XX was sufficient to cure 10% tolerance violation. No additional cure required. Condition cleared. - Due Diligence Vendor-02/27/2024
Open-This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance. The final charges that in total cannot increase more than 10% exceed the comparable charges by more than 10%. The Loan Estimate, dated XX/XX/XXXX, reflects the baseline 10% fees at 110% as $XXX.XX. The 10% fees reflected on the Final CD dated XX/XX/XXXX total $XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/15/2024
				Resolved-Tolerance cure of $XXX.XX was sufficient to cure 10% tolerance violation. No additional cure required. Condition cleared. - Due Diligence Vendor-02/27/2024				IL
313	Insufficient Change of Circumstance (50001252)
Resolved-Valid COC provided to support fee increase. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. 2/27/24 Appeal:  Please see the included MX screenshots documenting the changed circumstance for Discount Points fee increasing from $X,XXX.XX (LE issued XX/XX/XXXX) to $X,XXX.XX (LE issued XX/XX/XXXX) as a result of a decrease in the appraised value from $XXX,XXX.XX (estimated value) to $XXX,XXX.XX.  This also led to a LTV increase.  XX - Buyer-02/27/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Discount fee increased on the Final CD without a valid COC. No Cure.
This finding is non-material due to statute of limitations and will be rated a B for all agencies.
 - Due Diligence Vendor-02/16/2024
				Resolved-Valid COC provided to support fee increase. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_Discount Pts CIC_XX.pdf			AL
313	Charges That Cannot Increase Test (50001251)
Resolved-Document Uploaded. Valid COC provided to support fee increase. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-See appeal and support doc provided with companion exception.   XX - Buyer-02/27/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects a Discount Fee of $X,XXX.XX.  Final CD reflects a Discount Fee of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $+XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.
This finding is non-material due to the statute of limitations and will be rated a B for all agencies.
 - Due Diligence Vendor-02/16/2024
				Resolved-Document Uploaded. Valid COC provided to support fee increase. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_Discount Pts CIC_XX.pdf			AL
325	E-Consent documentation on TRID loan is missing for borrower(s)
Resolved-Document Uploaded. Evidence of valid E-consent provided. Condition cleared. - Due Diligence Vendor-02/22/2024
Ready for Review-Document Uploaded. 02-22-2024  Appeal.  Please find attached evidence of E-Consent as captured thru our Mortgage Express LOS.  XX - Buyer-02/22/2024
Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-02/19/2024
				Resolved-Document Uploaded. Evidence of valid E-consent provided. Condition cleared. - Due Diligence Vendor-02/22/2024	XXXXXXXXXX_E-Consent.pdf XXXXXXXXXX_E-Consent.pdf			NY
326	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence provided that borrowers received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-02/23/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/23/2024
Ready for Review-Document Uploaded. 02-22-2024  Appeal.  Please find attached evidence of receipt of the initial CD on XX/XX/XXXX.  XX - Buyer-02/22/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/20/2024
				Resolved-Evidence provided that borrowers received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-02/23/2024	XXXXXXXXXX Appeal CD Receipts.pdf XXXXXXXXXX Appeal CD Receipts.pdf			NY
326	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/23/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/23/2024
Ready for Review-Document Uploaded. 02-22-2024  Appeal.  Please see attached allocation of lender credit for full PPFC itemization.  XX - Buyer-02/22/2024
Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)   Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, Proof of Borrower Receipt, and Re-open Rescission.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/20/2024
				Resolved-Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/23/2024	XXXXXXXXXX Appeal Allocation of lender credit.pdf XXXXXXXXXX Appeal Allocation of lender credit.pdf			NY